UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

FORM N-Q

FEBRUARY 28, 2018

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited)	February 28, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 13.0%
Internet & Direct Marketing Retail - 6.3%
Amazon.com Inc.	189	$285,853	*

Media - 4.1%
Comcast Corp., Class A Shares	2,864	103,705
Walt Disney Co.	819	84,488

Total Media		188,193

Specialty Retail - 2.6%
Home Depot Inc.	651	118,658

TOTAL CONSUMER DISCRETIONARY		592,704

CONSUMER STAPLES - 7.9%
Beverages - 1.6%
Coca-Cola Co.	1,653	71,443

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	383	73,115
CVS Health Corp.	933	63,192

Total Food & Staples Retailing		136,307

Food Products - 3.3%
Blue Buffalo Pet Products Inc.	2,138	85,648	*
McCormick & Co. Inc., Non Voting Shares	623	66,524

Total Food Products		152,172

TOTAL CONSUMER STAPLES		359,922

ENERGY - 3.9%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	1,380	90,583

Oil, Gas & Consumable Fuels - 1.9%
Pioneer Natural Resources Co.	503	85,626

TOTAL ENERGY		176,209

FINANCIALS - 6.1%
Capital Markets - 4.3%
BlackRock Inc.	197	108,237
Charles Schwab Corp.	1,686	89,392

Total Capital Markets		197,629

Consumer Finance - 1.8%
American Express Co.	815	79,471

TOTAL FINANCIALS		277,100

HEALTH CARE - 15.9%
Biotechnology - 7.1%
Alexion Pharmaceuticals Inc.	671	78,809	*
Biogen Inc.	312	90,165	*
Celgene Corp.	1,154	100,536	*
Regeneron Pharmaceuticals Inc.	164	52,552	*

Total Biotechnology		322,062

Health Care Equipment & Supplies - 2.1%
Dentsply Sirona Inc.	1,731	97,040

Health Care Providers & Services - 3.2%
UnitedHealth Group Inc.	648	146,552

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	444	92,610

Pharmaceuticals - 1.4%
Johnson & Johnson	500	64,940

TOTAL HEALTH CARE		723,204

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.5%
Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	945	$98,667

Industrial Conglomerates - 2.1%
Honeywell International Inc.	645	97,466

Machinery - 0.8%
Caterpillar Inc.	247	38,194

Trading Companies & Distributors - 2.4%
W. W. Grainger Inc.	409	106,974

TOTAL INDUSTRIALS		341,301

INFORMATION TECHNOLOGY - 40.3%
Communications Equipment - 2.8%
Palo Alto Networks Inc.	720	124,826	*

Internet Software & Services - 13.0%
Akamai Technologies Inc.	2,010	135,595	*
Alphabet Inc., Class A Shares	96	105,976	*
Alphabet Inc., Class C Shares	141	155,767	*
eBay Inc.	1,575	67,504	*
Facebook Inc., Class A Shares	711	126,786	*

Total Internet Software & Services		591,628

IT Services - 5.4%
PayPal Holdings Inc.	1,167	92,671	*
Visa Inc., Class A Shares	1,257	154,536

Total IT Services		247,207

Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments Inc.	810	87,764

Software - 15.0%
Adobe Systems Inc.	612	127,987	*
Microsoft Corp.	2,079	194,948
Oracle Corp.	1,610	81,579
Red Hat Inc.	945	139,293	*
Splunk Inc.	813	75,772	*
VMware Inc., Class A Shares	474	62,449	*

Total Software		682,028

Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.	552	98,322

TOTAL INFORMATION TECHNOLOGY		1,831,775

MATERIALS - 3.3%
Chemicals - 3.3%
Ecolab Inc.	678	88,445
Praxair Inc.	414	61,997

TOTAL MATERIALS		150,442

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Equinix Inc.	144	56,462

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,959,601)		4,509,119

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $33,587)	1.331%	33,587	$33,587

TOTAL INVESTMENTS - 100.0% (Cost - $3,993,188)			4,542,706
Other Assets in Excess of Liabilities - 0.0%			2,149

TOTAL NET ASSETS - 100.0%			$4,544,855

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ . The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks long-term capital appreciation through investing in large-capitalization companies with the potential for high future earnings growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the

Notes to Schedule of Investments (unaudited) (continued)

same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$4,509,119	—	—	$4,509,119

Short-Term Investments†	33,587	—	—	33,587

Total Investments	$4,542,706	—	—	$4,542,706

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2018